Litigation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) litigation	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Litigation [Abstract]
Number of litigations | litigation	4
Legal expenses | $	$ 0.0	$ 0.0	$ 8.7